Associated Companies - Equity in Associated Companies (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investments Accounted For Using Equity Method [line items]
Equity in joint ventures and associated companies,Opening balance	kr 624	kr 775
Dividends	(3,425)	(3,424)	kr (12,263)
Equity in joint ventures and associated companies,Closing balance	611	624	775
Associates [member]
Disclosure Of Investments Accounted For Using Equity Method [line items]
Equity in joint ventures and associated companies,Opening balance	624	775
Investments	64
Share in earnings	58	24
Distribution of capital stock		(95)
Taxes	(5)	(3)
Dividends	(30)	(77)
Divested business	(114)
Translation difference	14
Equity in joint ventures and associated companies,Closing balance	kr 611	kr 624	kr 775